UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Greylin Investment Management Inc
Address: 5068 W. Plano Parkway Suite 277

         Plano, TX  75093

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      D. Gregory Parkinson
Title:     President
Phone:     972.931.4808

Signature, Place, and Date of Signing:

     D. Gregory Parkinson     Plano, TX     January 24, 2003


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     89

Form13F Information Table Value Total:     $110,828 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
3M Company                  COM                 604059105      222     1800 SH       SOLE                     1800
Agilent Technologies        COM                 00846u101     1186    66053 SH       SOLE                    66053
Amer Electric Pwr           COM                 025537101      656    24000 SH       SOLE                    24000
American Express            COM                 025816109     3955   111875 SH       SOLE                   111875
AT&T Wireless               COM                 00209a106       86    15172 SH       SOLE                    15172
B I S Y S Group Inc         COM                 055472104      159    10000 SH       SOLE                    10000
Baker Hughes                COM                 057224107      600    18650 SH       SOLE                    18650
Banc One                    COM                 06423A103     1937    53000 SH       SOLE                    53000
Bank of New York Inc        COM                 064057102      251    10480 SH       SOLE                    10480
BellSouth Cap Fdg 7.375%    PFD                                213     8000 SH       SOLE                     8000
Berkshire Hathaway Class B  COM                 084670207    19079     7874 SH       SOLE                     7874
Biomet Incorporated         COM                 090613100      235     8200 SH       SOLE                     8200
Boeing                      COM                 097023105     3026    91710 SH       SOLE                    91710
BP PLC ADR                  COM                 055622104      718    17652 SH       SOLE                    17652
Bravo! Foods Intl           COM                 105666101       22    80000 SH       SOLE                    80000
Bristol-Myers Squibb        COM                 110122108     2804   121140 SH       SOLE                   121140
ChevronTexaco               COM                 166764100     1243    18691 SH       SOLE                    18691
Chico's FAS Inc             COM                 168615102      331    17500 SH       SOLE                    17500
cisco Systems               COM                 17275R102      159    12100 SH       SOLE                    12100
Citigroup Inc               COM                 172967101      443    12600 SH       SOLE                    12600
Conoco Phillips             COM                                821    16962 SH       SOLE                    16962
Cooper Industries Ltd       COM                 216669101     2272    62331 SH       SOLE                    62331
Dow Chemical                COM                 260543103      460    15480 SH       SOLE                    15480
Duke Capital Pfd 7.375%     PFD                                233     9300 SH       SOLE                     9300
Duke Capital Pfd 8.375%     PFD                                341    13200 SH       SOLE                    13200
Duke Weeks Rlt Pf 8.25%     PFD                                222     8600 SH       SOLE                     8600
E*Trade Group               COM                 269246104      198    40670 SH       SOLE                    40670
Electronic Data Systems     COM                 285661104      235    12775 SH       SOLE                    12775
Exxon Mobil Corp            COM                 30231G102     4798   137310 SH       SOLE                   137310
Fedex Corp                  COM                 31428X106     1470    27105 SH       SOLE                    27105
First Ind Rlty Pfd 7.9%     PFD                                255    10500 SH       SOLE                    10500
FleetBoston Financial       COM                                216     8900 SH       SOLE                     8900
Ford Motor                  COM                 345370860      523    56201 SH       SOLE                    56201
Gannett                     COM                 364730101     1199    16703 SH       SOLE                    16703
Gateway Inc                 COM                 367626108      264    84200 SH       SOLE                    84200
General Electric            COM                 369604103      643    26393 SH       SOLE                    26393
General Motors              COM                 370442105     1999    54224 SH       SOLE                    54224
Gillette                    COM                 375766102      972    32000 SH       SOLE                    32000
H & R Block Inc             COM                 093671105     3866    96178 SH       SOLE                    96178
Halliburton                 COM                 406216101     2384   127400 SH       SOLE                   127400
Hercules Tr I Pfd 9.42%     PFD                                499    23150 SH       SOLE                    23150
Hewlett-Packard             COM                 428236103     3549   204445 SH       SOLE                   204445
Home Depot Inc              COM                 437076102     4532   189150 SH       SOLE                   189150
Honeywell Intl Inc          COM                 438516106      271    11273 SH       SOLE                    11273
Hubbell Inc Cl B            COM                 443510201      727    20680 SH       SOLE                    20680
Hughes Electronics          COM                 370442832      624    58326 SH       SOLE                    58326
Int'l Business Machines     COM                 459200101      721     9298 SH       SOLE                     9298
Int'l Flavors & Frag        COM                 459506101     1341    38215 SH       SOLE                    38215
Int'l Paper Pfd 7.875%     9PFD                                440    17500 SH       SOLE                    17500
Johnson & Johnson           COM                 478160104     1112    20700 SH       SOLE                    20700
Kimberly-Clark Corp         COM                 494368103      206     4350 SH       SOLE                     4350
Lilly Eli & Company         COM                 532457108      414     6527 SH       SOLE                     6527
Lockheed Martin Corp        COM                 539830109      277     4800 SH       SOLE                     4800
Lowe's Companies            COM                 548661107     1449    38645 SH       SOLE                    38645
Matthews Korea Fd                                               39    11076 SH       SOLE                1    1076
MBNA Corp                   COM                 55262L100      630    33146 SH       SOLE                    33146
McDonalds Corp              COM                 580135101     1823   113350 SH       SOLE                   113350
Mellon Financial            COM                 58551A108      810    31030 SH       SOLE                    31030
Merck & Co                  COM                 589331107     1180    20850 SH       SOLE                    20850
Migratec Inc                COM                                 10    50000 SH       SOLE                    50000
Moody's Corporation         COM                 615369105      926    22425 SH       SOLE                    22425
Motorola                    COM                 620076109     1566   181050 SH       SOLE                   181050
New Plan Excel Realty       COM                 648053106      313    16400 SH       SOLE                    16400
Pepsico                     COM                 713448108     1471    34835 SH       SOLE                    34835
Performance Technologies    COM                                100    30825 SH       SOLE                    30825
Pfizer Incorporated         COM                 717081103      449    14700 SH       SOLE                    14700
Philip Morris               COM                 718154107      245     6051 SH       SOLE                     6051
PNC Financial Services      COM                 693475105     1580    37700 SH       SOLE                    37700
Rowan Companies             COM                 779382100      382    16850 SH       SOLE                    16850
Royce Total Return Fd                                          105    12595 SH       SOLE                1    2595
Russell 2000 i Shares                                         1634    21549 SH       SOLE                    21549
Schering Plough Corp        COM                 806605101     3002   135220 SH       SOLE                   135220
Schlumberger                COM                 806857108      207     4920 SH       SOLE                     4920
Sealed Air $2.00 Cv Pfd                                       4370   102575 SH       SOLE                   102575
Sealed Air Corp             COM                 81211K100      325     8700 SH       SOLE                     8700
Sprint Corp (FON Group)     COM                 852061100      341    23540 SH       SOLE                    23540
Tellabs Inc                 COM                 879664100      991   136254 SH       SOLE                   136254
Texas Instruments           COM                 882508104      159    10576 SH       SOLE                    10576
Thomas & Betts              COM                 884315102     2755   163039 SH       SOLE                   163039
TXU Corp                    COM                 873168108      419    22420 SH       SOLE                    22420
U S Bancorp                 COM                 902973304     2387   112507 SH       SOLE                   112507
United Technologies         COM                 913017109      409     6600 SH       SOLE                     6600
USG Corp                    COM                 903293405      845   100000 SH       SOLE                   100000
Wachovia Corp               COM                 929771103     3497    95970 SH       SOLE                    95970
Wachovia DEPs               PFD                                  4    31500 SH       SOLE                    31500
Weingarten Realty           COM                 948741103      232     6300 SH       SOLE                     6300
Worldcom Inc-Worldcom Grp   COM                                  3    18701 SH       SOLE                    18701
Wyeth                       COM                 983024100      288     7700 SH       SOLE                     7700
YUM! Brands                 COM                 895953107      473    19520 SH       SOLE                    19520